New York Life Insurance Company 51 Madison Avenue, New York, NY 10010 (212) 576-5522 Fax: (212) 576-7101 E-mail : Charles_F_Furtado@newyorklife.com www.newyorklife.com
Charles F. Furtado, Jr. Assistant General Counsel

March 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Universal Life Separate Account – I (“Registrant”)
Post-Effective Amendment No. 4 to Registration Statement on Form N-6
New York Life Lifetime Wealth Variable Universal Life Insurance Policy
(the “Policy”) File Nos. 811-07798/333-166664

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Post-Effective Amendment No. 4 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-166664) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and of Amendment No. 87 under the Investment Company Act of 1940.

For convenience, this letter uses the same defined terms used in the prospectus for the Policy contained in the Registration Statement (the “Prospectus”).

1.    Purpose of Amendment

Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the 1933 Act to:

•	revise the Prospectus to describe the new Guaranteed Minimum Accumulation Benefit Rider (the “GMAB Rider”);

•	revise the Prospectus to describe the new Waiver of Specified Premium Rider (the “WSP Rider”);

•	revise the Statement of Additional Information to provide disclosure on the GMAB and WSP Riders;

•	include exhibits required by Form N-6; and

•	make other non-material changes.

Securities and Exchange Commission

Registrant represents that the Amendment effects no other material changes to the Registration Statement.

2.    Timetable for Effectiveness

We are asking that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on April 30, 2012. The GMAB and WSP Riders will be available to policyowners on May 29, 2012. Registrant will file a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material and annual update changes to the Registration Statement and the Prospectus and Statement of Additional Information contained therein.

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522.

Very truly yours,

Charles F. Furtado, Jr.
Assistant General Counsel

cc:	Mr. Patrick Scott